UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C. 20549





                              Form 13F



                         FORM 13F COVER PAGE










 Report for the Calendar Year or Quarter Ended:   June 30, 2010

 Check here if Amendment           [    ];Amendment Number:

 This amendment (Check only one) : [    ] is a restatement
                                   [    ] adds new holdings entries.






 Institutional Investment Manager Filing this Report:




Name:        Petroleum & Resources Corporation
Address:     7 St. Paul Street, Suite 1140
             Baltimore, MD  21202



 Form 13F File Number:          28-596




 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:          Christine M. Sloan
 Title:         Assistant Treasurer
 Phone:         (410) 752-5900





 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan             Baltimore, MD               July 27, 2010

    [Signature]                     [City, State]                  [Date]



  Report Type (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







                        FORM 13F SUMMARY PAGE




Report Summary:

 Number of Other Included Managers:                 0

 Form 13F Information Table Entry Total:            43

 Form 13F Information Table Value Total:            $537,679 (in thousands)





 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE.


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         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE       CUSIP      VALUE      SHRS OR  SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                              OF CLASS               (x $1000)    PRN AMT  PRN  CALL DISCRETN  MANAGER SOLE    SHARED  NONE

 AGL RESOURCES INC.             COM       001204106    5,910      165,000   SH        SOLE             165,000
 ANADARKO PETROLEUM CORP.       COM       032511107   10,827      300,000   SH        SOLE             300,000
 APACHE CORP.                   COM       037411105   16,838      200,000   SH        SOLE             200,000
 BAKER HUGHES, INC.             COM       057224107    4,365      105,000   SH        SOLE             105,000
 CHEVRON CORP.                  COM       166764100   63,788      940,000   SH        SOLE             940,000
 CLIFFS NATURAL RESOURCES INC.  COM       18683K101    6,555      139,000   SH        SOLE             139,000
 CONOCOPHILLIPS                 COM       20825C104   17,181      350,000   SH        SOLE             350,000
 CONSOL ENERGY INC.             COM       20854P109    4,220      125,000   SH        SOLE             125,000
 DEVON ENERGY CORP.             COM       25179M103    6,701      110,000   SH        SOLE             110,000
 DOW CHEMICAL CO.               COM       260543103    7,609      320,800   SH        SOLE             320,800
 ENERGEN CORP.                  COM       29265N108   11,083      250,000   SH        SOLE             250,000
 EOG RESOURCES INC.             COM       26875P101   11,804      120,000   SH        SOLE             120,000
 EQT CORP.                      COM       26884L109   10,842      300,000   SH        SOLE             300,000
 EXXON MOBIL CORP.              COM       30231G102   72,389     1,268,430  SH        SOLE            1,268,430
 FOREST OIL CORP.               COM       346091705    2,736      100,000   SH        SOLE             100,000
 FREEPORT-MCMORAN COPPER & GOLD COM       35671D857   16,261      275,000   SH        SOLE             275,000
 HALLIBURTON CO.                COM       406216101    9,820      400,000   SH        SOLE             400,000
 HESS CORP.                     COM       42809H107   12,585      250,000   SH        SOLE             250,000
 INTERNATIONAL COAL GROUP       COM       45928H106   11,550     3,000,000  SH        SOLE            3,000,000
 MASSEY ENERGY CO.              COM       576206106    4,718      172,500   SH        SOLE             172,500
 MDU RESOURCES GROUP, INC.      COM       552690109    6,761      375,000   SH        SOLE             375,000
 NABORS INDUSTRIES, LTD         SHS       G6359F103    9,162      520,000   SH        SOLE             520,000
 NATIONAL FUEL GAS CO.          COM       636180101    9,176      200,000   SH        SOLE             200,000
 NATIONAL OILWELL VARCO         COM       637071101    4,581      138,538   SH        SOLE             138,538
 NEW JERSEY RESOURCES CORP.     COM       646025106   10,208      290,000   SH        SOLE             290,000
 NEWFIELD EXPLORATION CO.       COM       651290108    2,443      50,000    SH        SOLE             50,000
 NOBLE CORP.                    SHS       H5833N103    8,346      270,000   SH        SOLE             270,000
 NOBLE ENERGY INC.              COM       655044105   15,686      260,000   SH        SOLE             260,000
 NORTHEAST UTILITIES            COM       664397106    5,096      200,000   SH        SOLE             200,000
 OASIS PETROLEUM, INC.          COM       674215108    2,900      200,000   SH        SOLE             200,000
 OCCIDENTAL PETROLEUM CORP.     COM       674599105   30,374      393,700   SH        SOLE             393,700
 PIONEER NATURAL RESOURCES      COM       723787107    8,323      140,000   SH        SOLE             140,000
 POTASH CORP. OF SASKATCHEWAN   COM       73755L107    7,762      90,000    SH        SOLE             90,000
 PRAXAIR, INC.                  COM       74005P104   14,933      196,508   SH        SOLE             196,508
 QUESTAR CORP.                  COM       748356102   10,918      240,000   SH        SOLE             240,000
 ROYAL DUTCH SHELL PLC-ADR  SPONS ADR A   780259206   16,206      322,700   SH        SOLE             322,700
 SCHLUMBERGER LTD.              COM       806857108   26,287      475,000   SH        SOLE             475,000
 SOUTHWESTERN ENERGY            COM       845467109    5,193      134,400   SH        SOLE             134,400
 SPECTRA ENERGY CORP.           COM       847560109    4,191      208,812   SH        SOLE             208,812
 TOTAL S.A.                SPONSORED ADR  89151E109    7,232      162,000   SH        SOLE             162,000
 TRANSOCEAN LTD.              REG SHS     H8817H100   11,951      257,953   SH        SOLE             257,953
 WEATHERFORD INT'L. LTD         REG       H27013103    3,942      300,000   SH        SOLE             300,000
 WILLIAMS COMPANIES, INC.       COM       969457100    8,226      450,000   SH        SOLE             450,000
                                                     537,679
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